Ordinary Shares - Schedule of Treasury Share Reserve Activity (Details) - Treasury Shares [Member]	12 Months Ended
Dec. 31, 2025 shares
Equity, Class of Treasury Stock [Line Items]
Balance (in Shares)	4,224,356
Issuance of vested restricted stock awards	(3,687,209)
Shares purchased	1,424,804
Shares sold	(1,424,804)
Shares received from Webull Pay Merger	567,812
Reserve issuance	19,526
Balance (in Shares)	1,124,485